Prepaid Expenses	3 Months Ended
Mar. 31, 2018
Prepaid Expenses
Prepaid Expenses	Note (3) Prepaid expenses Prepaid expenses repaid expenses of $17,461 at March 31, 2018 and $4,196 at December 31, 2017, consist of VAT paid to be refunded from the Israel VAT authority.